Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Components of loans from related parties
	March 31,	December 31,
(dollar amounts in thousands)	2014	2013

Promissory notes, 30% interest, maturing in June 2013, unsecured	$-	$3,925
Promissory note issued to Mark Munro 1996 Charitable Remainder UniTrust, 12% interest, maturing on March 31, 2016, unsecured	275	-
Promissory note issued to CamaPlan FBO Mark Munro IRA, 12% interest, maturing on March 31, 2016, unsecured	397	-
Promissory note issued to 1112 Third Avenue Corp, 12% interest, maturing on March 31, 2016, unsecured	375	-
Promissory note issued to Mark Munro, 12% interest, maturing on March 31, 2016, unsecured	737	-
Promissory note issued to Pascack Road, LLC, 12% interest, maturing on March 31, 2016, unsecured	1,575	-
Convertible promissory notes issued to Forward Investments, LLC,10% interest, maturing on June 30, 2015, unsecured, net of debt discount of $5,612	863	-
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1, unsecured and personally guaranteed by officer, due November 2016	106	106
Former owner of IPC, unsecured, 15% interest, due on demand	6,354	100
Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	3	6
	10,685	4,137
Less: current portion of debt	(10,579)	(4,031)
Long-term portion of notes payable, related parties	$106	$106

	December 31,
	2013	2012

Promissory notes, 30% interest, maturing in June 2013, unsecured	$3,925,000	$350,000
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694
Owner of IPC, unsecured, 15% interest, due on demand	100,000
Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	5,607	19,402
	4,136,301	475,096
Less: current portion of debt	(4,030,607)	(378,102)
Long-term portion of notes payable, related parties	$105,694	$96,994

Summary of fair value of derivative at the measurement date using the Monte Carlo simulation

	March 31,	December 31,
	2014	2013

Fair value of Company’s common stock	$8.49	$18.36
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	80%
Exercise price	$4.00 - $5.00	$4.00 - $5.00
Estimated life	5.5 months	8.5 months
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.11%

	Year Ended December 31,
	2013	2012

Fair value of Company’s common stock	$18.36	$0.68755-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	56.78-112%
Exercise price	$4.00 - $5.00	$0.95-10.00
Estimated life	8.5 months	1.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266-0.12%

Forward Investments, LLC [Member]
Derivative [Line Items]
Summary of fair value of derivative at the measurement date using the Monte Carlo simulation
	March 31, 2014

Principal amount	$2,825	$3,650

Conversion price	$6.36	$6.36
Volatility	65%	60%
Conversion trigger price	$12.72	$12.72
Life of conversion feature	1.25 years	2.78 years
Risk free interest rate	0.2%	0.8%